OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS
7.	OTHER CURRENT ASSETS

Other current assets consist of the following:

	As of December 31,
	2012	2013

Input VAT receivable	$1,955	$12,800
Investment in films and TV Series (i)	-	3,634
Prepaid income tax	-	684
Prepaid agency fees	262	538
Advances to employees	418	428
Short-term deposits	1,588	449
Other assets from nonmonetary transactions (ii)	1,736	182
Interest receivable	438	422
Loan receivable from a third party (iii)	1,732	-
Other prepaid expenses	1,659	1,300
	$9,788	$20,437

(i)

Investment in films and TV Series represents the amounts invested in films and TV Series produced by other companies. The Group shares profit of the invested films and TV Series based on its investment as a percentage of the total investment for a film or TV series. Amounts related to the films and TV Series that are expected to release within one year from December 31, 2013 are recorded as current assets. Amounts related to films and TV Series that are expected to release after one year from December 31, 2013 are recorded as other non-current assets.

(ii)	Other assets from nonmonetary transactions primarily consist of exchanged golf club membership cards and vehicles, etc. for the year 2012 and 2013, respectively.

(iii)	Loan receivable is related to amounts lent to a third party company for corporation on a TV series with stated term of one year and annual interest rate of 15%, which have been received with amounts of $329 and impaired the remaining amounts by December 31, 2013.